Investment (Summary Financial Information Under Equity Method) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amboy Aggregates [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue		$ 139	$ 13,784
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	$ 758	(1,363)	(118)
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations before Extraordinary Items	758	(3,152)	11,326
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	758	(3,152)	9,527
Lower Main Street Development [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue			180
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)			180
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		28	14,803
TerraSea Environmental Solutions [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue		6,960	11,278
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	(183)	(3,800)	(19,153)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ (183)	$ (3,800)	$ (19,856)